Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

VW Credit, Inc. (the “Company”)

Barclays Capital Inc.

BofA Securities, Inc.

TD Securities (USA) LLC

U.S. Bancorp Investments, Inc.

(together, the “Specified Parties”)

Re: Volkswagen Auto Loan Enhanced Trust 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “VALET2025-1 Upsize Pool 01.31.2025.xlsx” provided by the Company on February 12, 2025, containing information on 47,897 automobile retail installment sale contracts and/or installment loans (the “Auto Loans”) as of January 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Loan Enhanced Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Sample Selection File” means an electronic data file entitled “VALET 2025-1 Account Numbers to KPMG.xlsx” provided by the Company on February 10, 2025, containing information on 47,897 loans, which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Loan Enhanced Trust 2025-1.

•	The term “Loan Contract” means retail installment sale contract, simple interest vehicle contract for sale and security agreement, retail purchase agreement, credit sale contract, correction letter, installment loan agreement, and/or other related documents.

•	The term “Title Document” means certificate of title, confirmation of security interest (lien), confirmation of lien perfection, lien entry, notice of record, registration statement, motor vehicle division statement, notice of liens, application for title, electronic title document, and/or other related documents which the Company informed us are acceptable forms of title.

•	The term “Odometer Disclosure Statement” means a document disclosing the mileage of a vehicle upon transfer of ownership.

•	The term “Insurance Agreement” means an insurance identification card, agreement to provide insurance, letter of coverage, insurance coverage acknowledgment, financial responsibility identification card, insurance policy, insurance coverage statement, and/or other related documents.

•	The term “Company’s Asset System Screenshots” means screenshots of customer records (including, but not limited to, credit scores and credit approval decisions) that the Company informed us were extracted from its FISERV asset origination and monitoring system.

•	The term “Accounting Universe Schedules” means electronic data files containing information on the Auto Loans’ manufacturer’s suggested retail price (“MSRP”), used vehicle value, unpaid principal balance, payment dates, and delinquency history.

•	The term “Source Documents” means the following information provided by the Company:

-	Loan Contract

-	Title Document

-	Odometer Disclosure Statement

-	Insurance Agreement

-	Company’s Asset System Screenshots

-	Accounting Universe Schedules

The Source Documents were represented by the Company to be either electronic copies of the original Source Documents, and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Loan Contract by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 125 Auto Loans from the Sample Selection File (the “Sample Loans”). A listing of the Sample Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Sample Selection File.

B.	For each Sample Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information
VIN	Loan Contract
EFFECTIVEDATE	Loan Contract
FINANCEDAMT	Loan Contract
ORIGTERM	Loan Contract
MOPMT	Loan Contract, Company’s Asset System Screenshots
VEHICLEMAKE	Loan Contract, Instructions
VEHICLEYR	Loan Contract
FIRST_PMT_DUE_DT	Loan Contract, Company’s Asset System Screenshots
CONTRACTRATE	Loan Contract, Company’s Asset System Screenshots
VEHICLESHORTMODEL	Loan Contract, Instructions
GARAGINGSTATE	Loan Contract, Company’s Asset System Screenshots
NEWUSEDIND	Loan Contract, Company’s Asset System Screenshots, Odometer Disclosure Statement, Instructions
MATURITYDATE	Instructions
AUTOAPPROVAL	Company’s Asset System Screenshots
FICO	Company’s Asset System Screenshots
COOBLIGOR	Loan Contract
ORIGSTATE	Loan Contract
CURR_REMTERM	Instructions
MSRP	Accounting Universe Schedules
USED_VEHICLE_VALUE	Accounting Universe Schedules
DAYSDELINQ	Accounting Universe Schedules, Instructions
PRINCIPALBALANCEUNPAID	Accounting Universe Schedules

We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Loan, we observed the presence of the following in the Source Documents:

1.	A truth-in-lending disclosure statement within the Loan Contract

2.	An electronic copy of the Title Document listing the Company or its subsidiaries (e.g., “VW Credit,” “Volkswagen Credit Inc,” “Volkswagen Financial Services,” “Audi Financial Services,” or “Audi Financial”) as the security interest holder of the vehicle. For purposes of this procedure, we were instructed by the Company to ignore differences due to punctuation. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

3.	An electronic copy of insurance policy information contained within the Loan Contract or Insurance Agreement

4.	An electronic copy of a signed Loan Contract. We make no representation regarding the authenticity of the signature

5.	Two buyer names in the co-buyer section for each Sample Loan with a COOBLIGOR value of “Y”

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
March 10, 2025

A-1

Exhibit A – Instructions

Number	Attribute	Instructions
1.	VEHICLEMAKE	For Sample Loans for which the Data File value is “Volkswagen,” consider the Vehicle Makle to be in agreement if the Provided Information value is “VW,” “Volkswag,” or “Volkswa.”
2.	VEHICLESHORTMODEL	Compare the Data File value to the Provided Information value excluding trim or engine type
3.	NEWUSEDIND	Consider the NEWUSEDIND to be “U” if the Odometer Disclosure Statement was equal to or great than 10,000 miles.
4.	MATURITYDATE	Recompute as the date equal to: a. FIRST_PMT_DUE_DT b. plus the ORIGTERM number of months c. minus one (1) month.
5.	CURR_REMTERM	Recompute as the number of months equal to: a. MATURITYDATE b. minus January 31, 2025 c. plus one (1) month if MATURITYDATE is the last day of a month.
6.	DAYSDELINQ	If next payment date is after January 31, 2025, compare to zero, otherwise recompute as the number of days equal to: a. January 31, 2025 b. minus Next Payment Due Date c. plus one (1) day

B-1

Exhibit B – The Sample Loans

Sample Loan ID	Company Account Number	Sample Loan ID	Company Account Number	Sample Loan ID	Company Account Number	Sample Loan ID	Company Account Number
1	2025116277	32	2025156233	63	2025106086	94	2025118262
2	2025169668	33	2025160921	64	2025130605	95	2025142908
3	2025154510	34	2025182605	65	2025145515	96	2025114252
4	2025188279	35	2025166871	66	2025194857	97	2025160176
5	2025156201	36	2025189426	67	2025154998	98	2025180918
6	2025199623	37	2025144665	68	2025138820	99	2025184808
7	2025147512	38	2025133610	69	2025137444	100	2025140526
8	2025193331	39	2025173795	70	2025134116	101	2025193576
9	2025151853	40	2025195222	71	2025181541	102	2025137314
10	2025163742	41	2025123342	72	2025158430	103	2025133236
11	2025138790	42	2025150693	73	2025130773	104	2025187507
12	2025141906	43	2025135449	74	2025139583	105	2025138975
13	2025104013	44	2025130947	75	2025107007	106	2025151824
14	2025113982	45	2025163324	76	2025100411	107	2025111030
15	2025196418	46	2025166866	77	2025133666	108	2025127162
16	2025142541	47	2025191356	78	2025125367	109	2025162122
17	2025177767	48	2025166024	79	2025188913	110	2025108127
18	2025101653	49	2025164199	80	2025162912	111	2025131268
19	2025105040	50	2025152838	81	2025114349	112	2025150014
20	2025112338	51	2025159069	82	2025110326	113	2025103766
21	2025146561	52	2025125521	83	2025180852	114	2025137624
22	2025100875	53	2025115254	84	2025121733	115	2025112527
23	2025118476	54	2025134937	85	2025130333	116	2025189765
24	2025187562	55	2025143851	86	2025142229	117	2025199845
25	2025193160	56	2025176682	87	2025110160	118	2025191887
26	2025110425	57	2025187712	88	2025152490	119	2025120226
27	2025138779	58	2025152155	89	2025192238	120	2025177927
28	2025158222	59	2025131597	90	2025180841	121	2025163671
29	2025162012	60	2025109340	91	2025131483	122	2025164819
30	2025195009	61	2025164727	92	2025167094	123	2025155962
31	2025123727	62	2025118909	93	2025127801	124	2025186447
						125	2025185851

1 The Company has assigned a unique ten-digit account number to each Auto Loan in the Data File. The Company’s Account Numbers referred to in this Exhibit are not the actual account numbers.

C-1

Exhibit C – Exceptions

Sample Loan ID	Company Account Number	Attribute	Per Data File	Per Provided Information
67	2025154998	NEWUSEDIND	U	N
101	2025193576	EFFECTIVEDATE	6/23/2024	7/6/2024
101	2025193576	FIRST_PMT_DUE_DT	8/7/2024	8/20/2024
101	2025193576	MATURITYDATE	7/7/2029	7/20/2029